Disclosure of detailed information about exploration expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Exploration	$ 12,383	$ 12,898
Depreciation and depletion [Member]
Statements Line Items
Exploration	111	126
Share-based compensation [Member]
Statements Line Items
Exploration	340	252
Salaries, wages and benefits [Member]
Statements Line Items
Exploration	2,690	2,568
Direct exploration expenditures [Member]
Statements Line Items
Exploration	$ 9,242	$ 9,952